Credit risk	12 Months Ended
Dec. 31, 2023
Credit Risk

5. Credit risk

Credit risk is the risk that a customer or counterparty fail to fulfill its contractual obligations resulting in financial loss to the Company. The Company’s main income generating activity is lending to customers and therefore credit risk is a principal risk. Credit risk mainly arises from loans to customers. The Company considers all elements of credit risk exposure such as counterparty default risk for risk management purposes.

Credit risk management

The Company’s credit committee is responsible for managing the Company’s credit risk by:

☐

Ensuring that the Company has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Company’s stated policies and procedures, IFRS and relevant supervisory guidance.

☐	Identifying, assessing and measuring credit risk across the Company, from an individual loan to a portfolio level.

☐

Creating credit policies to protect the Company against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.

☐	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.

☐

Developing and maintaining the Company’s processes for measuring expected credit loss including monitoring of credit risk, incorporation of forward-looking information and the method used to measure expected credit loss.

☐	Ensuring that the Company has policies and procedures in place to appropriately maintain and validate methods used to assess and measure expected credit loss.

☐

Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for expected credit loss. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Company in the management of credit risk.

Maximum exposure to credit risk - financial instruments subject to impairment

The following table contains an analysis of the credit risk exposure of financial instruments for which an expected credit loss allowance is recognized. The gross carrying amount of financial assets below also represents the Company’s maximum exposure to credit risk on these assets.

	2023
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	248,350	248,350
Accrued interest	-	-	157,726	157,726
Gross loans receivable	-	-	406,076	406,076
Credit impairment losses	-	-	(212,394)	(212,394)
Carrying amount	-	-	193,682	193,682

	2022
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	753,043	753,043
Accrued interest	-	-	443,359	443,359
Gross loans receivable	-	-	1,196,402	1,196,402
Credit impairment losses	-	-	(640,290)	(640,290)
Carrying amount	-	-	556,112	556,112